Deferred Income Tax Assets/Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred Income Tax Assets/Liabilities
NOTE 19. DEFERRED INCOME TAX ASSETS/LIABILITIES

Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2020 and December 31, 2019 are as follows:
Deferred Tax Assets

Item	12.31.19	Charge to Income	Others	12.31.20
Valuation of Securities	51,229	(51,125)	—	104
Loans and Other Financing	4,278,791	6,958,396	—	11,237,187
Tax Loss Carryforwards	66,615	246,174	—	312,789
Other Non-financial Assets	15,463	14,465	—	29,928
Allowance for Impairment	9,541	(9,541)	—	—
Other Financial Liabilities	—	1,861	—	1,861
Subordinated Negotiable Obligations	—	7,064	—	7,064
Provisions	2,365,351	(1,577,952)	—	787,399
Other Non-financial Liabilities	616,418	(208,028)	—	408,390
Inflation adjustment deferral	7,914,417	3,704,300	—	11,618,717
Others	89,831	125,895	—	215,726

Totals	15,407,656	9,211,509	—	24,619,165

Net deferred tax assets in subsidiaries with net liability position	(11,586,278)	(3,820,292)	—	(15,406,570)

Deferred tax assets	3,821,378	5,391,217	—	9,212,595

Deferred Tax Liabilities

Item	12.31.19	Charge to Income	Others	12.31.20
Valuation of Securities	(28,583)	(1,275,634)	—	(1,304,217)
Other Financial Assets	(71,037)	45,911	—	(25,126)
Property, Plant and Equipment	(10,343,737)	(985,021)	—	(11,328,758)
Intangible Assets	(995,392)	(1,649,968)	—	(2,645,360)
Other Non-financial Assets	(843,466)	661,194	—	(182,272)
Non-current Assets Held for Sale	(2,102,102)	2,102,102	—	—
Other Financial Liabilities	(34,675)	—	—	(34,675)
Subordinated Negotiable Obligations	(16,044)	—	—	(16,044)
Provisions	(148,504)	148,504	—	—
Other Non-financial Liabilities	(18,177)	17,769	—	(408)
Foreign Currency Exchange Differences	(4,016)	1,591	—	(2,425)
Inflation adjustment deferral	—	(3,816)	—	(3,816)
Others	(1,099)	696	—	(403)

Totals	(14,606,832)	(936,672)	—	(15,543,504)

Net deferred tax liabilities in subsidiaries with net asset position	11,586,278	3,820,292	—	15,406,570

Deferred tax liabilities	(3,020,554)	2,883,620	—	(136,934)

Deferred Tax Assets

Item	12.31.18	Charge to Income	Others	12.31.19
Valuation of Securities	1,946	50,636	(1,353)	51,229
Loans and Other Financing	6,083,246	(1,804,455)	—	4,278,791
Tax Loss Carryforwards	8,060	58,555	—	66,615
Other Non-financial Assets	71,195	(55,732)	—	15,463
Non-current Assets Held for Sale	1,743	(1,743)	—	—
Allowance for Impairment	52,378	(42,837)	—	9,541
Provisions	925,174	1,440,177	—	2,365,351
Other Non-financial Liabilities	886,431	(270,013)	—	616,418
Foreign Currency Exchange Differences	10,987	(10,987)	—	—
Inflation adjustment deferral	—	7,914,417	—	7,914,417
Others	47,949	41,882	—	89,831

Totals	8,089,109	7,319,900	(1,353)	15,407,656

Net deferred tax assets in subsidiaries with net liability position	(6,051,423)	(5,534,855)	—	(11,586,278)

Deferred tax assets	2,037,686	1,785,045	(1,353)	3,821,378

Deferred Tax Liabilities

Item	12.31.18	Charge to Income	Others	12.31.19
Valuation of Securities	(263,623)	235,040	—	(28,583)
Other Financial Assets	(103,444)	32,407	—	(71,037)
Loans and Other Financing	(20,712)	20,712	—	—
Property, Plant and Equipment	(8,260,698)	(2,083,039)	—	(10,343,737)
Intangible Assets	(367,136)	(628,256)	—	(995,392)
Other Non-financial Assets	(791,093)	(52,373)	—	(843,466)
Non-current Assets Held for Sale	—	(2,102,102)	—	(2,102,102)
Other Financial Liabilities	(33,364)	(1,311)	—	(34,675)
Subordinated Negotiable Obligations	(36,853)	20,809	—	(16,044)
Provisions	—	(148,504)	—	(148,504)
Other Non-financial Liabilities	—	(18,177)	—	(18,177)
Foreign Currency Exchange Differences	—	(4,016)	—	(4,016)
Others	(161,278)	160,179	—	(1,099)

Totals	(10,038,201)	(4,568,631)	—	(14,606,832)

Net deferred tax liabilities in subsidiaries with net asset position	6,051,423	5,534,855	—	11,586,278

Deferred tax liabilities	(3,986,778)	966,224	—	(3,020,554)

In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2018	26,865	2023	8,060
2019	195,185	2024	58,555
2020	820,580	2025	246,174

			312,789